KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,522,777	$ 1,537,198	$ 1,429,615
Post-employment benefits	44,389	87,465	95,117
Long-term benefits	(1,061)	28,600	13,817
Share-based payments	608,179	16,307	0
Total	$ 2,174,284	$ 1,669,570	$ 1,538,549